Accounts Payable, Accrued Expenses and Other - Schedule of Accounts Payable, Accrued Expenses and Other (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 2,692	$ 3,848
Accrued goods and services	7,534	8,283
Accrued clinical trial costs	8,776	9,170
Accrued drug purchase costs	480	6,620
Accrued payroll and related benefits	3,394	5,313
Accrued restructuring expenses	774
Accrued interest	2,100	3,041
Accrued dividends payable	19	19
Deferred tax incentives	1,402	445
Total accounts payable, accrued expenses and other	28,670	$ 36,739
Silver Creek [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Warrant liability	$ 1,499